UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.
Seligman Frontier Fund, Inc.
Schedule of Investments (unaudited)
January 31, 2005
	Shares or Principal Amount		Value
Common Stocks 100.8%
Aerospace and Defense 2.7%
Ceradyne*	36,150	shs.	$1,218,978
Essex*	44,006		782,207
SI International*	30,970		790,819
			2,792,004
Air Freight and Logistics 0.7%
UTI Worldwide	10,229		703,244
Biotechnology 4.6%
Alexion Pharmaceuticals*	33,000		814,605
Eyetech Pharmaceuticals*	22,400		824,544
Maxygen*	57,795		635,456
Nabi Biopharmaceuticals*	42,100		543,300
NPS Pharmaceuticals*	35,800		589,089
Vicuron Pharmaceuticals*	46,200		697,851
ZymoGenetics*	32,980		682,026
			4,786,871
Capital Markets 2.5%
Affiliated Managers Group*	15,955		1,011,707
Apollo Investment*	51,150		868,271
Calamos Asset Management (Class A)	27,450		690,505
			2,570,483
Commercial Banks 3.7%
Boston Private Financial Holdings	20,100		558,579
East-West Bancorp	27,542		1,071,935
Nara Bancorp	26,800		534,124
UCBH Holdings	20,660		911,932
Wintrust Financial	14,820		822,140
			3,898,710
Commercial Services and Supplies 11.8%
Corinthian Colleges*	44,650		858,396
The Corporate Executive Board	28,779		1,838,402
Corrections Corporation of America*	22,448		922,388
DiamondCluster International*	103,759		1,551,716
Duratek*	44,200		1,237,821
Education Management*	17,944		573,221
Huron Consulting Group*	27,400		648,421
Intersections*	32,560		494,749
Mine Safety Appliances	26,430		1,294,013
Resources Connection*	42,030		2,143,740
Waste Connections*	26,987		849,011
			12,411,878
Communications Equipment 2.2%
Avocent*	20,994		766,386
Ixia*	43,000		667,575
Tekelec*	49,938		910,619
			2,344,580
Computers and Peripherals 3.6%
Brocade Communications Systems*	169,200		1,049,886
Stratasys*	22,834		778,525
Synaptics*	32,855		1,215,799
UNOVA*	32,313		745,138
			3,789,348
Construction and Engineering 1.0%
Chicago Bridge & Iron (NY shares)	28,357		1,071,895
Consumer Finance 1.8%
Advance America, Cash Advance Centers	20,740		462,502
Collegiate Funding Services*	31,900		475,948
First Marblehead*	14,000		900,620
			1,839,070
Diversified Financial Services 1.3%
CapitalSource*	57,209		1,350,704
Diversified Telecommunication Services 0.6%
Arbinet-thexchange*	25,240		613,332

Electrical Equipment 1.4%
AMETEK	38,764		1,480,785
Electronic Equipment and Instruments 1.6%
Photon Dynamics*	38,100		819,912
RAE Systems*	125,450		850,551
			1,670,463
Energy Equipment and Services 2.8%
Pioneer Drilling*	63,100		649,930
Superior Energy Services*	48,958		779,411
Unit*	15,271		558,002
Universal Compression Holdings*	23,500		914,620
			2,901,963
Health Care Equipment and Supplies 4.4%
Arrow International	38,467		1,235,945
Bruker BioSciences*	89,600		323,008
Diagnostic Products	1,500		76,155
I-Flow	12,500		219,437
Integra LifeSciences Holdings*	36,600		1,378,356
Inverness Medical Innovations	20,500		518,855
Lumenis*	10,137		25,038
NuVasive*	63,500		811,212
			4,588,006
Health Care Providers and Services 7.6%
Chemed	15,302		1,095,929
Community Health Systems*	26,600		770,868
Covance*	28,800		1,224,000
Kindred Healthcare*	44,700		1,224,333
LabOne*	39,000		1,307,280
Omnicell*	35,000		296,625
Pediatrix Medical Group*	21,399		1,429,239
Priority Healthcare (Class B)*	27,500		632,775
			7,981,049
Hotels, Restaurants and Leisure 5.3%
La Quinta*	88,100		765,589
P.F. Chang's China Bistro*	16,200		900,477
Pinnacle Entertainment*	39,500		712,975
RARE Hospitality International*	36,522		1,153,000
Texas Roadhouse (Class A)*	39,027		1,251,596
Williams Industries*	25,900		811,706
			5,595,343
Internet and Catalog Retail 1.0%
Audible*	36,600		1,022,055
Internet Software and Services 0.8%
iVillage*	134,300		803,114
IT Services 2.6%
Answerthink*	111,500		518,475
BearingPoint*	63,634		502,072
iPayment Holdings*	20,244		951,063
Sapient	92,900		731,587
			2,703,197
Machinery 5.3%
Briggs & Stratton	21,600		837,864
Bucyrus International (Class A)	22,600		827,725
CLARCOR	16,250		885,137
Graco	35,576		1,268,284
Kaydon	17,300		536,819
Kennametal	4,400		215,336
Wabash National	40,465		1,027,002
			5,598,167
Media 2.3%
Cumulus Media (Class A)*	39,869		550,990
Harris Interactive*	141,700		1,059,207
Lions Gate Entertainment*	76,157		760,047
			2,370,244
Metals and Mining 2.6%
AMCOL International	50,974		1,106,646
Brush Engineered Materials*	41,600		717,600
Metal Management	35,357		952,341
			2,776,587
Multi-Line Retail 0.7%
Fred's	44,300		728,513

Oil and Gas 3.2%
Bill Barrett*	25,200		795,816
Denbury Resources*	42,305		1,235,306
Harvest Natural Resources*	65,200		845,644
Quicksilver Resources*	11,777		523,252
			3,400,018
Pharmaceuticals 2.1%
Eon Labs*	33,100		846,201
Medicines*	28,800		793,152
Medicis Pharmaceutical (Class A)	14,634		528,287
			2,167,640
Road and Rail 2.0%
Landstar System*	33,762		1,175,593
Old Dominion Freight Line*	26,707		940,888
			2,116,481
Semiconductors and Semiconductor Equipment 3.9%
Actel*	42,074		708,737
ATMI*	28,276		642,148
Cymer*	27,398		726,047
DSP Group*	47,605		1,179,652
Microsemi*	54,422		840,004
			4,096,588
Software 7.5%
Agile Software*	122,256		891,858
Epicor Software*	89,537		1,208,302
FileNet*	49,997		1,117,183
Jack Henry & Associates	65,743		1,366,140
Hyperion Solutions*	23,374		1,122,770
Informatica*	97,236		757,955
Serena Software*	24,675		530,019
Witness Systems*	49,200		874,776
			7,869,003
Specialty Retail 2.6%
Aeropostale*	24,100		669,739
AnnTaylor Stores*	28,740		617,623
Build-A-Bear Workshop*	22,492		700,401
Stein Mart*	36,361		720,130
			2,707,893
Textiles, Apparel and Luxury Goods 3.1%
DHB Industries*	52,420		796,260
Warnaco Group*	41,250		891,206
Wolverine World Wide	49,448		1,554,151
			3,241,617
Trading Companies and Distributors 0.9%
Hughes Supply	31,070		943,907
Wireless Telecommunication Services 0.6%
InPhonic*	25,500		639,285
Total Common Stocks			105,574,037
Repurchase Agreement 1.0%
State Street Bank & Trust 2.38%, dated 1/31/2005, maturing 2/1/2005, in the amount of $1,078,071, collateralized by: $1,080,000, US Treasury Notes 4.25%, 11/15/2013, with a fair market value of $1,100,057 (Cost $1,078,078)	$1,078,000		1,078,000
Total Investments - 101.8%			106,652,037
Other Assets Less Liabilities - (1.8)%			(1,942,163)
Net Assets - 100.0%			$104,709,874

__________
* Non-income producing security.

The cost of investments for federal income tax purposes was $88,686,019. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $21,139,368 and $3,173,350 respectively.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by
J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM	2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM	3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	March 29, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	March 29, 2005

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Frontier Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 29, 2005

/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman Frontier Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

c)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 29, 2005

/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer